Acquisitions and Dispositions - (Schedule Of Major Classes Of Assets And Liabilities Relating To The Disposal Groups Reported As Held For Sale) (Parenthetical) (Detail) - Enbridge - USD ($)
$ in Millions
	Jun. 30, 2023	Dec. 31, 2022
East Ohio Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 3	$ 6
Goodwill	1,500	1,500
Regulatory assets (Current assets)	93	90
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	739	751
Regulatory liabilities	57	43
Regulatory liabilities (Other deferred credits and liabilities)	730	749
PSNC Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	673	673
Regulatory assets (Current assets)	108	95
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	89	93
Regulatory liabilities	39	11
Regulatory liabilities (Other deferred credits and liabilities)	439	436
PSNC Transaction | Maximum
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1	1
Questar Gas Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	26	28
Goodwill	983	983
Regulatory assets (Current assets)	450	273
Regulatory assets (Other deferred charges and other assets, including goodwill and intangible assets)	(31)	(22)
Regulatory liabilities	50	144
Regulatory liabilities (Other deferred credits and liabilities)	$ 509	$ 506